Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

29.    Commitments and Contingencies

As of December 31, 2011, the directors had authorized capital commitments for the purchase of property, plant and equipment of $3.0 million (2010: $8.0 million).

At December 31, 2011, we had commitments to invest $2.6 million (2010: $3.4 million) in healthcare managed funds.

For information on lease commitments, refer to Note 28. For litigation and administrative proceedings related to contingencies, refer to Note 30. For information on commitments in relation to our collaboration arrangements, where applicable, refer to Note 32.